PUR Settlement/Investment - Additional Information (Detail) - USD ($)	1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Apr. 30, 2019	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Loss Contingencies [Line Items]
Issuance of common stock for Lordship Indemnification		$ 1,337,000	$ 1,337,000	$ 115,000	$ 115,000
In-process Research and development expense			7,144,000	1,750,000
Payment for milestone			0		0	$ 0
Payments for royalties			$ 0		0	0
Development Assets
Loss Contingencies [Line Items]
Issuance of common stock for Lordship Indemnification				1,750,000	1,750,000
Milestone and royalty payment obligations	$ 400,000
Percentage of royalties on net sales	5.00%
In-process Research and development expense				2,270,000	2,270,000
Purchase of net carrying value allocated to in-process research and development costs				$ 500,000	$ 523,000
Development Assets | Product [Member] | Estimated Sales [Member]
Loss Contingencies [Line Items]
Revenue target for milestone achievement	$ 500,000
Development Assets | Commercialization Milestone [Member]
Loss Contingencies [Line Items]
Milestone and royalty payment obligations	400,000
PUR Biologics, LLC [Member]
Loss Contingencies [Line Items]
Upfront cash paid	500,000
Amount forgiven	22,000
Repayments of outstanding payable assumed	$ 23,000
Carrying value of investment						0
Obligation to absorb losses or liabilities of investee or contribute assets to investee						0
Earnings or losses from investments						$ 0
PUR Biologics, LLC [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Interest in an investment in non-marketable equity instruments						50.00%
PUR Biologics, LLC [Member] | Development Assets | Series D Convertible Preferred Stock [Member]
Loss Contingencies [Line Items]
Issuance of common stock for Lordship Indemnification, shares	167,323
Issuance of common stock for Lordship Indemnification	$ 1,750,000
PUR Biologics, LLC [Member] | Development Assets | Series D Convertible Preferred Stock [Member] | Previously Reported [Member]
Loss Contingencies [Line Items]
Issuance of common stock for Lordship Indemnification, shares	1,166,667
PUR Biologics, LLC [Member] | Development Assets | Maximum [Member]
Loss Contingencies [Line Items]
Potential cash payout	$ 6,250,000